Tax - Tax charged/(credited) to the consolidated statement of other comprehensive income and equity (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Deferred tax:
Tax charged/(credited) to other comprehensive income and equity	£ 3	£ 495	£ 318
Continuing operations
Current tax:
Available-for-sale investments	0	(11)	6
Investments at fair value through other comprehensive income	0	0	0
Cash flow hedges, Cost of hedging and Own credit reserve	3	0	0
Share-based payments	0	(3)	(4)
Deferred tax:
Available-for-sale investments	0	(18)	8
Investments at fair value through other comprehensive income	0	0	0
Cash flow hedges, Cost of hedging and Own credit reserve	(12)	(4)	20
Remeasurements of gains of pension assets and post-retirement benefit obligations	12	530	277
Share-based payments	0	1	1
Tax charged/(credited) to other comprehensive income and equity	3	495	308
Total tax recognised in the statements of comprehensive income	3	497	311
Total tax relating to share based payments recognised directly in equity	0	(2)	(3)
Discontinued operations
Deferred tax:
Total tax recognised in the statements of comprehensive income	0	0	10
Total tax relating to share based payments recognised directly in equity	£ 0	0	£ 0
Internal Revenue Service (IRS)
Deferred tax:
Remeasurements of gains of pension assets and post-retirement benefit obligations		£ 281